Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Statement Line Items [Line Items]
Credit commitments	$ 457,175	$ 443,124	$ 366,780
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	378,309	382,851	312,125
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 78,866	$ 60,273	$ 54,655